Consolidated Statement of Income (Parenthetical) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statement of Income [Abstract]
Interest and similar income	[1]	€ 4,527	€ 6,863	€ 10,018	€ 13,365
of which: calculated based on the effective interest rate method		€ 3,560	€ 4,565	€ 7,723	€ 9,148

[1]	Interest and similar income include EUR3.6billion for the three months ended June 30, 2020 and EUR4.6billion for the three months ended June 30, 2019 and EUR7.7billion for the six months ended June 30, 2020 and EUR9.1billion for the six months ended June 30, 2019, were calculated based on the effective interest method.